Investment income/(loss) - Summary of Investment Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net Investment Income [Line Items]
Fair value change	¥ (257)		¥ (2,784)	¥ (4,224)
Dividends received from equity investments	361		237	241
Impairment loss related to equity investments measured under measurement alternative				(1,610)
Realized gain/(loss) related to the investments accounted for at fair value	78			265
Gain on disposal of subsidiary	(749)	$ (105)	331	0
Total	(1,656)	$ (233)	(2,216)	(5,328)
Equity investments [Member]
Net Investment Income [Line Items]
Fair value change	(257)		(2,675)	(2,885)
Investments accounted for at fair value [Member]
Net Investment Income [Line Items]
Fair value change			¥ (109)	(1,339)
Realized gain/(loss) related to the investments accounted for at fair value	78			¥ 265
Short-term investments [Member]
Net Investment Income [Line Items]
Fair value change	¥ (1,089)